Share-Based Compensation - share-based compensation expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 5,601	¥ 38,992	¥ 124,022
Sales and marketing expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	985	6,860	7,942
General and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	4,133	28,773	109,956
Research and development expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 483	¥ 3,359	¥ 6,124